Revenue Recognition (Details) - Schedule of trade receivables, unbilled receivables, contract assets, and contract liabilities (deferred revenues) from contracts with customers - USD ($)
$ in Thousands
	Dec. 31, 2021	Dec. 31, 2020
Schedule of trade receivables, unbilled receivables, contract assets, and contract liabilities (deferred revenues) from contracts with customers [Abstract]
Trade receivables (net of allowance for credit losses of $5,071 and $3,967 at December 31, 2020 and 2021, respectively)	$ 116,974	$ 91,986
Unbilled receivables	19,614	14,842
Contract assets	5,482	4,231
Long-term trade receivables	1,318	1,410
Deferred revenues (short-term contract liabilities)	$ 10,771	$ 8,793